Quarterly Holdings Report
for
Fidelity® Total Bond ETF
November 30, 2020
T14-QTLY -0121
1.9862234.106

Schedule of Investments November 30, 2020 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds – 35.8%
	Principal Amount	Value
COMMUNICATION SERVICES – 4.1%
Diversified Telecommunication Services – 1.3%
Altice Financing S.A.:
5.00% 1/15/28 (a)	$ 200,000	$ 204,274
7.50% 5/15/26 (a)	770,000	812,350
Altice France Holding S.A. 6.00% 2/15/28 (a)	950,000	964,203
Altice France S.A.:
5.125% 1/15/29 (a)	515,000	532,376
5.50% 1/15/28 (a)	630,000	658,350
7.375% 5/1/26 (a)	1,115,000	1,170,750
8.125% 2/1/27 (a)	985,000	1,085,963
AT&T, Inc.:
4.10% 2/15/28	242,000	284,647
4.30% 2/15/30	315,000	376,096
4.45% 4/1/24	29,000	32,456
4.50% 3/9/48	3,216,000	3,919,196
5.15% 11/15/46	500,000	655,603
6.30% 1/15/38	290,000	414,701
CenturyLink, Inc.:
5.125% 12/15/26 (a)	570,000	592,709
5.625% 4/1/25	205,000	219,863
6.875% 1/15/28	15,000	17,213
Frontier Communications Corp.:
5.00% 5/1/28 (a)	210,000	213,150
5.875% 10/15/27 (a)	170,000	178,713
6.75% 5/1/29 (a)	220,000	227,700
Intelsat Jackson Holdings S.A. 8.00% 2/15/24 (a)(b)	1,355,000	1,385,487
Level 3 Financing, Inc.:
3.625% 1/15/29 (a)	65,000	65,080
4.25% 7/1/28 (a)	390,000	402,675
Sprint Capital Corp.:
6.875% 11/15/28	1,046,000	1,358,440
8.75% 3/15/32	310,000	476,045
Telecom Italia Capital S.A. 6.00% 9/30/34	691,000	817,432
Telecom Italia SpA 5.303% 5/30/24 (a)	210,000	228,375
Verizon Communications, Inc.:
2.987% 10/30/56 (a)	1,620,000	1,713,468
3.00% 3/22/27	221,000	245,402
4.862% 8/21/46	875,000	1,202,375
5.012% 4/15/49	38,000	53,803
		20,508,895
Interactive Media & Services – 0.0%
Match Group, Inc. 4.125% 8/1/30 (a)	85,000	87,975
Media – 2.1%
CCO Holdings LLC / CCO Holdings Capital Corp.:
4.50% 8/15/30 to 5/1/32 (a)	685,000	723,268

	Principal Amount	Value

4.75% 3/1/30 (a)	$ 1,360,000	$ 1,440,240
5.00% 2/1/28 (a)	200,000	210,250
5.125% 5/1/27 (a)	370,000	389,283
5.375% 6/1/29 (a)	1,310,000	1,431,175
5.50% 5/1/26 (a)	200,000	208,300
5.75% 2/15/26 (a)	500,000	518,305
5.875% 5/1/27 (a)	322,000	336,248
Charter Communications Operating LLC / Charter Communications Operating Capital:
4.464% 7/23/22	334,000	353,025
5.375% 5/1/47	3,669,000	4,651,602
5.75% 4/1/48	406,000	537,667
6.484% 10/23/45	197,000	280,890
Comcast Corp.:
3.90% 3/1/38	71,000	87,338
4.65% 7/15/42	162,000	219,138
CSC Holdings LLC:
4.125% 12/1/30 (a)	325,000	336,310
5.375% 2/1/28 (a)	1,415,000	1,501,669
5.50% 5/15/26 to 4/15/27 (a)	800,000	841,300
5.75% 1/15/30 (a)	955,000	1,030,435
Discovery Communications LLC:
3.625% 5/15/30	579,000	659,964
4.65% 5/15/50	1,766,000	2,167,213
DISH DBS Corp. 7.75% 7/1/26	200,000	227,544
DISH Network Corp.:
2.375% 3/15/24	400,000	379,000
3.375% 8/15/26	418,000	416,704
Fox Corp.:
3.666% 1/25/22	57,000	59,132
4.03% 1/25/24	101,000	111,346
4.709% 1/25/29	145,000	175,315
5.476% 1/25/39	143,000	198,854
5.576% 1/25/49	95,000	138,810
Front Range BidCo, Inc. 6.125% 3/1/28 (a)	790,000	835,425
Gray Television, Inc. 4.75% 10/15/30 (a)	195,000	197,681
Sable International Finance Ltd. 5.75% 9/7/27 (a)	415,000	445,606
Sirius XM Radio, Inc.:
4.125% 7/1/30 (a)	95,000	99,536
4.625% 7/15/24 (a)	720,000	745,697
5.375% 7/15/26 (a)	105,000	109,200
Telenet Finance Luxembourg Notes SARL 5.50% 3/1/28 (a)	1,000,000	1,070,500
The Walt Disney Co.:
3.80% 3/22/30	1,818,000	2,159,466

Quarterly Report	2

Nonconvertible Bonds – continued
	Principal Amount	Value
COMMUNICATION SERVICES – continued
Media – continued
4.70% 3/23/50	$ 1,342,000	$ 1,871,594
Time Warner Cable LLC:
5.875% 11/15/40	1,352,000	1,750,060
7.30% 7/1/38	211,000	309,535
Time Warner Cable, Inc.:
4.00% 9/1/21	1,671,000	1,698,118
5.50% 9/1/41	16,000	20,354
6.55% 5/1/37	157,000	216,415
6.75% 6/15/39	674,000	957,789
Univision Communications, Inc. 6.625% 6/1/27 (a)	165,000	176,138
Virgin Media Finance PLC 5.00% 7/15/30 (a)	405,000	425,250
Virgin Media Secured Finance PLC 4.50% 8/15/30 (a)	410,000	430,500
Zayo Group Holdings, Inc. 4.00% 3/1/27 (a)	205,000	203,952
Ziggo Bond Co. BV:
5.125% 2/28/30 (a)	270,000	286,200
6.00% 1/15/27 (a)	400,000	421,000
Ziggo BV 5.50% 1/15/27 (a)	803,000	840,099
		34,900,440
Wireless Telecommunication Services – 0.7%
C&W Senior Financing DAC:
6.875% 9/15/27 (a)	1,528,000	1,647,765
7.50% 10/15/26 (a)	687,000	730,796
Cablevision Lightpath LLC:
3.875% 9/15/27 (a)	85,000	85,943
5.625% 9/15/28 (a)	70,000	73,392
Millicom International Cellular S.A.:
4.50% 4/27/31 (a)	200,000	215,368
6.25% 3/25/29 (a)	700,000	792,764
6.625% 10/15/26 (a)	920,000	997,050
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (a)	480,000	542,400
Sprint Corp.:
7.125% 6/15/24	200,000	232,750
7.875% 9/15/23	519,000	598,147
T-Mobile USA, Inc.:
3.875% 4/15/30 (a)	2,531,000	2,902,779
4.375% 4/15/40 (a)	207,000	252,807
4.50% 2/1/26	195,000	200,265
4.50% 4/15/50 (a)	407,000	508,567
4.75% 2/1/28	135,000	144,787
6.50% 1/15/26	600,000	623,388

	Principal Amount	Value

Vmed O2 UK Financing I PLC 4.25% 1/31/31 (a)	$ 840,000	$ 862,260
		11,411,228
TOTAL COMMUNICATION SERVICES		66,908,538
CONSUMER DISCRETIONARY – 1.9%
Automobiles – 0.3%
General Motors Financial Co., Inc.:
4.00% 1/15/25	50,000	54,728
4.20% 3/1/21	138,000	138,753
4.25% 5/15/23	5,000	5,386
4.35% 4/9/25	2,014,000	2,245,605
Volkswagen Group of America Finance LLC:
2.90% 5/13/22 (a)	930,000	960,338
3.125% 5/12/23 (a)	811,000	856,768
		4,261,578
Diversified Consumer Services – 0.2%
GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC 7.125% 7/31/26 (a)	470,000	479,987
Global Partners LP / GLP Finance Corp.:
6.875% 1/15/29 (a)	400,000	427,540
7.00% 8/1/27	422,000	450,772
Laureate Education, Inc. 8.25% 5/1/25 (a)	388,000	411,280
Service Corp. International 5.125% 6/1/29	615,000	683,419
Sotheby's 7.375% 10/15/27 (a)(c)	692,000	726,600
		3,179,598
Hotels, Restaurants & Leisure – 0.7%
1011778 BC ULC / New Red Finance, Inc.:
4.00% 10/15/30 (a)	955,000	955,000
4.25% 5/15/24 (a)	191,000	194,881
5.75% 4/15/25 (a)	130,000	138,796
Boyd Gaming Corp.:
4.75% 12/1/27	380,000	386,156
6.00% 8/15/26	140,000	145,775
6.375% 4/1/26	300,000	311,625
Caesars Entertainment, Inc.:
6.25% 7/1/25 (a)	595,000	634,562
8.125% 7/1/27 (a)	590,000	648,968
Caesars Resort Collection LLC / CRC Finco, Inc. 5.25% 10/15/25 (a)	489,000	489,000
Carnival Corp. 7.625% 3/1/26 (a)	150,000	158,250
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
CONSUMER DISCRETIONARY – continued
Hotels, Restaurants & Leisure – continued
GLP Capital LP / GLP Financing II, Inc. 5.25% 6/1/25	$ 155,000	$ 172,058
Golden Entertainment, Inc. 7.625% 4/15/26 (a)	580,000	600,300
Golden Nugget, Inc. 6.75% 10/15/24 (a)	650,000	635,375
Hilton Domestic Operating Co., Inc. 4.25% 9/1/24	340,000	343,614
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 4.625% 4/1/25	375,000	383,670
McDonald's Corp.:
3.50% 7/1/27	269,000	307,634
3.60% 7/1/30	319,000	374,137
4.20% 4/1/50	162,000	207,215
Melco Resorts Finance Ltd.:
5.375% 12/4/29 (a)	200,000	204,678
5.75% 7/21/28 (a)	220,000	231,110
Royal Caribbean Cruises Ltd.:
9.125% 6/15/23 (a)	100,000	108,250
11.50% 6/1/25 (a)	250,000	292,812
Scientific Games International, Inc. 5.00% 10/15/25 (a)	135,000	138,881
Stars Group Holdings BV / Stars Group US Co-Borrower LLC 7.00% 7/15/26 (a)	549,000	580,567
Station Casinos LLC:
4.50% 2/15/28 (a)	610,000	600,850
5.00% 10/1/25 (a)	255,000	256,913
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (a)	95,000	98,088
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.:
5.25% 5/15/27 (a)	340,000	343,400
5.50% 3/1/25 (a)	300,000	306,000
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	325,000	326,117
5.50% 10/1/27 (a)	100,000	100,781
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.75% 4/15/25 (a)	325,000	350,561
Yum! Brands, Inc. 7.75% 4/1/25 (a)	495,000	548,212
		11,574,236
Household Durables – 0.0%
Newell Brands, Inc. 5.875% 4/1/36	55,000	66,000

	Principal Amount	Value

Internet & Direct Marketing Retail – 0.1%
Cogent Communications Group, Inc. 5.375% 3/1/22 (a)	$ 350,000	$ 359,086
Netflix, Inc.:
4.875% 4/15/28	695,000	795,775
5.375% 11/15/29 (a)	65,000	77,613
5.875% 11/15/28	230,000	277,767
6.375% 5/15/29	70,000	87,835
Terrier Media Buyer, Inc. 8.875% 12/15/27 (a)	397,000	428,760
		2,026,836
Leisure Products – 0.1%
Hasbro, Inc.:
2.60% 11/19/22	248,000	256,733
3.00% 11/19/24	564,000	607,398
Mattel, Inc.:
5.45% 11/1/41	35,000	37,100
5.875% 12/15/27 (a)	15,000	16,538
6.75% 12/31/25 (a)	765,000	804,550
		1,722,319
Multiline Retail – 0.1%
Dollar Tree, Inc. 4.00% 5/15/25	2,301,000	2,596,236
Specialty Retail – 0.4%
AutoNation, Inc. 4.75% 6/1/30	127,000	152,677
AutoZone, Inc.:
3.625% 4/15/25	179,000	199,380
4.00% 4/15/30	831,000	977,977
eG Global Finance PLC:
6.75% 2/7/25 (a)	275,000	284,625
8.50% 10/30/25 (a)	775,000	835,024
Lowe's Cos., Inc. 4.50% 4/15/30	606,000	748,947
O'Reilly Automotive, Inc. 4.20% 4/1/30	188,000	225,555
Sally Holdings LLC / Sally Capital, Inc. 5.625% 12/1/25	15,000	15,371
The TJX Cos., Inc.:
3.75% 4/15/27	682,000	789,655
3.875% 4/15/30	1,396,000	1,671,256
		5,900,467
Textiles, Apparel & Luxury Goods – 0.0%
The William Carter Co. 5.625% 3/15/27 (a)	105,000	110,644
Wolverine World Wide, Inc. 6.375% 5/15/25 (a)	395,000	418,700
		529,344
TOTAL CONSUMER DISCRETIONARY		31,856,614

Quarterly Report	4

Nonconvertible Bonds – continued
	Principal Amount	Value
CONSUMER STAPLES – 2.8%
Beverages – 1.2%
Anheuser-Busch InBev Finance, Inc. 4.90% 2/1/46	$ 311,000	$ 404,261
Anheuser-Busch InBev Worldwide, Inc.:
3.50% 6/1/30	2,148,000	2,481,297
4.35% 6/1/40	622,000	770,762
4.50% 6/1/50	2,068,000	2,589,806
4.60% 6/1/60	668,000	853,351
4.75% 4/15/58	350,000	461,640
5.45% 1/23/39	377,000	513,543
5.55% 1/23/49	2,798,000	4,016,386
5.80% 1/23/59	1,066,000	1,626,786
Molson Coors Brewing Co. 3.00% 7/15/26	4,375,000	4,769,566
Primo Water Holdings, Inc. 5.50% 4/1/25 (a)	55,000	56,856
The Coca-Cola Co.:
3.375% 3/25/27	1,134,000	1,301,716
3.45% 3/25/30	562,000	662,188
		20,508,158
Food & Staples Retailing – 0.4%
CVS Health Corp.:
3.00% 8/15/26	69,000	75,992
3.625% 4/1/27	281,000	319,111
4.10% 3/25/25	759,000	859,563
4.30% 3/25/28	64,000	75,269
4.78% 3/25/38	1,291,000	1,636,263
Kraft Heinz Foods Co. 5.00% 7/15/35	385,000	453,538
Sysco Corp.:
5.65% 4/1/25	442,000	526,756
5.95% 4/1/30	530,000	699,792
6.60% 4/1/40 to 4/1/50	1,060,000	1,604,039
TreeHouse Foods, Inc. 4.00% 9/1/28	270,000	274,104
Walgreens Boots Alliance, Inc. 3.30% 11/18/21	34,000	34,773
		6,559,200
Food Products – 0.6%
Darling Ingredients, Inc. 5.25% 4/15/27 (a)	381,000	405,765
JBS U.S.A. LUX S.A. / JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	1,754,000	1,808,812
6.75% 2/15/28 (a)	60,000	66,750
JBS U.S.A. LUX S.A. / JBS U.S.A. Finance, Inc. (Reg. S) 5.75% 6/15/25	487,000	502,219

	Principal Amount	Value

JBS U.S.A. LUX S.A. / JBS U.S.A. Food Co. / JBS U.S.A. Finance, Inc.:
5.50% 1/15/30 (a)	$ 1,589,000	$ 1,786,195
6.50% 4/15/29 (a)	1,729,000	1,979,705
Performance Food Group, Inc.:
5.50% 10/15/27 (a)	340,000	361,675
6.875% 5/1/25 (a)	415,000	446,125
Post Holdings, Inc.:
4.625% 4/15/30 (a)	180,000	187,920
5.00% 8/15/26 (a)	145,000	150,437
5.50% 12/15/29 (a)	635,000	688,975
5.625% 1/15/28 (a)	130,000	138,288
5.75% 3/1/27 (a)	555,000	584,137
US Foods, Inc.:
5.875% 6/15/24 (a)	45,000	45,619
6.25% 4/15/25 (a)	270,000	287,157
		9,439,779
Tobacco – 0.6%
Altria Group, Inc.:
3.875% 9/16/46	703,000	756,695
4.25% 8/9/42	448,000	504,600
4.50% 5/2/43	289,000	332,239
4.80% 2/14/29	464,000	555,453
5.375% 1/31/44	532,000	690,986
5.95% 2/14/49	300,000	426,514
BAT Capital Corp.:
4.70% 4/2/27	1,039,000	1,216,287
4.906% 4/2/30	1,232,000	1,480,460
5.282% 4/2/50	1,332,000	1,648,971
Imperial Brands Finance PLC:
3.75% 7/21/22 (a)	400,000	416,221
4.25% 7/21/25 (a)	450,000	505,408
Reynolds American, Inc.:
4.45% 6/12/25	53,000	60,495
4.85% 9/15/23	220,000	246,314
5.70% 8/15/35	28,000	35,381
5.85% 8/15/45	180,000	229,984
		9,106,008
TOTAL CONSUMER STAPLES		45,613,145
ENERGY – 5.0%
Energy Equipment & Services – 0.2%
DCP Midstream Operating LP:
5.375% 7/15/25	1,139,000	1,228,696
5.625% 7/15/27	390,000	422,175
5.85% 5/21/43 (a)(d)	1,926,000	1,540,800
Halliburton Co.:
3.80% 11/15/25	4,000	4,423
4.85% 11/15/35	55,000	62,425
		3,258,519
5	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – 4.8%
Apache Corp.:
5.10% 9/1/40	$ 160,000	$ 164,200
7.375% 8/15/47	60,000	63,900
Canadian Natural Resources Ltd. 5.85% 2/1/35	1,242,000	1,514,668
Cenovus Energy, Inc. 4.25% 4/15/27	367,000	391,145
Cheniere Energy Partners LP:
5.25% 10/1/25	754,000	773,792
5.625% 10/1/26	1,191,000	1,243,106
Cheniere Energy, Inc. 4.625% 10/15/28 (a)	390,000	404,137
CITGO Petroleum Corp. 6.25% 8/15/22 (a)	253,000	246,979
CNX Resources Corp. 6.00% 1/15/29 (a)	95,000	95,950
Columbia Pipeline Group, Inc. 4.50% 6/1/25	30,000	34,517
Comstock Resources, Inc. 9.75% 8/15/26	615,000	650,424
Continental Resources, Inc. 5.75% 1/15/31 (a)	305,000	327,112
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (a)	2,326,000	2,237,114
5.75% 4/1/25	667,000	661,997
6.25% 4/1/23	690,000	693,126
CVR Energy, Inc.:
5.25% 2/15/25 (a)	400,000	352,000
5.75% 2/15/28 (a)	60,000	50,250
Double Eagle III Midco 1 LLC / Double Eagle Finance Corp. 7.75% 12/15/25 (a)(c)	315,000	323,662
Empresa Nacional del Petroleo 4.375% 10/30/24 (a)	200,000	217,500
Enbridge, Inc.:
4.00% 10/1/23	283,000	306,572
4.25% 12/1/26	66,000	76,388
Endeavor Energy Resources LP / EER Finance, Inc.:
5.50% 1/30/26 (a)	30,000	30,863
5.75% 1/30/28 (a)	285,000	303,098
6.625% 7/15/25 (a)	55,000	58,623
Energy Transfer Operating LP:
3.75% 5/15/30	309,000	320,445
4.20% 9/15/23	72,000	76,658
4.25% 3/15/23	102,000	107,357
4.50% 4/15/24	98,000	105,629
4.95% 6/15/28	246,000	275,068

	Principal Amount	Value

5.00% 5/15/50	$ 690,000	$ 731,880
5.25% 4/15/29	1,886,000	2,134,491
5.80% 6/15/38	137,000	151,364
6.00% 6/15/48	339,000	381,106
6.25% 4/15/49	109,000	127,377
Energy Transfer Partners LP / Regency Energy Finance Corp. 5.875% 3/1/22	200,000	209,502
Enterprise Products Operating LLC 3.70% 2/15/26	90,000	101,472
EQM Midstream Partners LP 6.50% 7/1/27 (a)	195,000	214,988
Exxon Mobil Corp. 3.482% 3/19/30	2,895,000	3,347,172
Hess Corp.:
4.30% 4/1/27	112,000	120,938
5.60% 2/15/41	171,000	201,280
5.80% 4/1/47	360,000	445,514
7.125% 3/15/33	110,000	138,801
7.30% 8/15/31	108,000	134,435
7.875% 10/1/29	303,000	383,821
Hess Midstream Operations LP:
5.125% 6/15/28 (a)	420,000	430,760
5.625% 2/15/26 (a)	505,000	521,412
Hilcorp Energy I LP / Hilcorp Finance Co. 5.00% 12/1/24 (a)	240,000	234,000
Jonah Energy LLC / Jonah Energy Finance Corp. 7.25% 10/15/25 (a)	170,000	3,400
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	190,000	200,053
3.50% 3/1/21	60,000	60,145
5.00% 10/1/21	69,000	70,790
5.50% 3/1/44	287,000	357,259
6.55% 9/15/40	13,000	17,260
Kinder Morgan, Inc.:
5.00% 2/15/21 (a)	74,000	74,393
5.05% 2/15/46	34,000	40,928
5.55% 6/1/45	193,000	244,032
MEG Energy Corp. 7.125% 2/1/27 (a)	310,000	303,800
Mesquite Energy, Inc.:
13.00% 7/15/23 (a)(e)	44,000	44,000
15.00% 7/15/23 (a)(b)(e)	25,170	25,170
MPLX LP:
3 month U.S. LIBOR + 1.100% 1.342% 9/9/22 (d)(f)	271,000	271,039
4.50% 7/15/23	133,000	144,175
4.80% 2/15/29	83,000	97,637
4.875% 12/1/24	160,000	181,525
5.50% 2/15/49	249,000	309,526

Quarterly Report	6

Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Occidental Petroleum Corp.:
2.70% 8/15/22	$ 151,000	$ 148,780
2.90% 8/15/24	643,000	599,597
3.20% 8/15/26	67,000	59,007
3.40% 4/15/26	190,000	170,050
3.50% 8/15/29	3,485,000	3,049,375
4.10% 2/15/47	1,146,000	899,278
4.20% 3/15/48	210,000	169,050
4.30% 8/15/39	136,000	112,200
4.40% 4/15/46 to 8/15/49	626,000	518,618
4.50% 7/15/44	514,000	424,050
5.55% 3/15/26	1,649,000	1,646,378
6.20% 3/15/40	250,000	238,750
6.45% 9/15/36	858,000	838,523
6.60% 3/15/46	216,000	211,140
7.50% 5/1/31	1,074,000	1,129,042
7.875% 9/15/31	65,000	69,531
8.875% 7/15/30	230,000	259,613
Ovintiv, Inc.:
5.15% 11/15/41	1,386,000	1,285,095
6.625% 8/15/37	1,337,000	1,412,403
7.375% 11/1/31	290,000	322,504
8.125% 9/15/30	650,000	748,930
PBF Holding Co. LLC / PBF Finance Corp.:
6.00% 2/15/28	300,000	157,500
9.25% 5/15/25 (a)	720,000	716,400
Petrobras Global Finance BV:
5.093% 1/15/30	1,256,000	1,379,904
6.90% 3/19/49	1,443,000	1,741,485
7.25% 3/17/44	2,507,000	3,107,897
Petroleos Mexicanos:
4.50% 1/23/26	157,000	148,287
5.95% 1/28/31	2,643,000	2,456,586
6.35% 2/12/48	5,601,000	4,691,713
6.49% 1/23/27	435,000	435,000
6.50% 3/13/27	594,000	593,072
6.75% 9/21/47	1,870,000	1,610,070
6.84% 1/23/30	2,278,000	2,223,442
6.95% 1/28/60	2,120,000	1,817,900
7.69% 1/23/50	1,149,000	1,057,367
Phillips 66:
3.70% 4/6/23	76,000	81,313
3.85% 4/9/25	98,000	109,631
Plains All American Pipeline LP / PAA Finance Corp.:
3.55% 12/15/29	3,068,000	3,144,731
3.60% 11/1/24	139,000	145,118
Rattler Midstream LP 5.625% 7/15/25 (a)	570,000	601,706

	Principal Amount	Value

Sabine Pass Liquefaction LLC 4.50% 5/15/30 (a)	$ 1,427,000	$ 1,664,918
Sanchez Energy Corp. 7.25% 7/15/23 (e)	269,000	0
Sunoco Logistics Partners Operations LP 5.40% 10/1/47	577,000	614,468
Sunoco LP / Sunoco Finance Corp.:
4.50% 5/15/29 (a)	490,000	506,537
5.50% 2/15/26	490,000	503,597
5.875% 3/15/28	210,000	224,700
6.00% 4/15/27	10,000	10,710
Targa Resources Partners LP / Targa Resources Partners Finance Corp.:
4.875% 2/1/31 (a)	525,000	558,469
5.125% 2/1/25	835,000	855,875
5.375% 2/1/27	105,000	109,725
5.50% 3/1/30 (a)	100,000	108,462
5.50% 3/1/30 (c)	100,000	108,150
5.875% 4/15/26	105,000	110,513
6.50% 7/15/27	200,000	216,500
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	375,000	387,187
5.00% 1/31/28 (a)	35,000	39,113
The Williams Cos., Inc.:
3.50% 11/15/30	1,605,000	1,776,977
3.70% 1/15/23	1,174,000	1,240,000
3.90% 1/15/25	521,000	575,028
4.00% 11/15/21 to 9/15/25	288,000	312,196
4.50% 11/15/23	51,000	56,325
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30 (a)	167,000	183,764
3.95% 5/15/50 (a)	542,000	599,020
Valero Energy Corp.:
2.70% 4/15/23	268,000	278,588
2.85% 4/15/25	154,000	161,742
Viper Energy Partners LP 5.375% 11/1/27 (a)	600,000	633,570
Western Midstream Operating LP:
3.95% 6/1/25	178,000	177,110
4.10% 2/1/25	255,000	254,436
4.50% 3/1/28	300,000	303,000
4.65% 7/1/26	156,000	159,569
4.75% 8/15/28	80,000	82,800
5.05% 2/1/30	420,000	448,579
5.30% 3/1/48	150,000	134,250
6.25% 2/1/50	50,000	49,750
		78,538,389
TOTAL ENERGY		81,796,908
7	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – 12.2%
Banks – 4.6%
Bank of America Corp.:
3.419% 12/20/28 (d)	$ 3,760,000	$ 4,231,020
3.50% 4/19/26	227,000	257,430
3.864% 7/23/24 (d)	250,000	271,227
3.95% 4/21/25	229,000	256,811
4.20% 8/26/24	160,000	179,009
4.25% 10/22/26	2,659,000	3,103,221
4.45% 3/3/26	2,420,000	2,824,270
Barclays Bank PLC 1.70% 5/12/22	463,000	471,209
Barclays PLC:
2.645% 6/24/31 (d)	5,000,000	5,196,463
2.852% 5/7/26 (d)	1,317,000	1,397,996
4.375% 1/12/26	200,000	228,296
CIT Group, Inc.:
3.929% 6/19/24 (d)	275,000	290,153
6.125% 3/9/28	174,000	213,585
Citigroup, Inc.:
3.142% 1/24/23 (d)	274,000	282,222
3.352% 4/24/25 (d)	572,000	619,970
3.875% 3/26/25	2,649,000	2,955,109
4.00% 8/5/24	115,000	127,539
4.30% 11/20/26	5,239,000	6,061,817
4.40% 6/10/25	1,344,000	1,539,185
4.412% 3/31/31 (d)	1,879,000	2,266,833
4.45% 9/29/27	726,000	851,397
5.50% 9/13/25	876,000	1,054,404
Commonwealth Bank of Australia 3.61% 9/12/34 (a)(d)	297,000	324,621
Corp. Andina de Fomento 2.375% 5/12/23	1,236,000	1,275,144
HSBC Holdings PLC 4.95% 3/31/30	227,000	282,266
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	200,000	218,414
5.71% 1/15/26 (a)	1,065,000	1,207,281
JPMorgan Chase & Co.:
2.739% 10/15/30 (d)	2,875,000	3,119,776
2.956% 5/13/31 (d)	701,000	762,652
3.797% 7/23/24 (d)	75,000	81,249
3.875% 9/10/24	190,000	211,692
4.125% 12/15/26	415,000	485,072
4.452% 12/5/29 (d)	5,517,000	6,691,769
4.493% 3/24/31 (d)	2,714,000	3,327,159
Royal Bank of Scotland Group PLC:
3.073% 5/22/28 (d)	775,000	836,749
5.125% 5/28/24	2,000,000	2,231,838
6.00% 12/19/23	500,000	567,923
6.10% 6/10/23	6,282,000	7,022,474
6.125% 12/15/22	1,713,000	1,882,467

	Principal Amount	Value

Synchrony Bank 3.65% 5/24/21	$ 289,000	$ 292,590
UniCredit SpA 6.572% 1/14/22 (a)	434,000	458,890
Wells Fargo & Co.:
2.406% 10/30/25 (d)	836,000	880,317
4.478% 4/4/31 (d)	2,657,000	3,235,422
5.013% 4/4/51 (d)	3,778,000	5,381,826
Westpac Banking Corp. 4.11% 7/24/34 (d)	405,000	459,819
		75,916,576
Capital Markets – 2.9%
Affiliated Managers Group, Inc.:
3.50% 8/1/25	81,000	89,855
4.25% 2/15/24	138,000	151,824
Ares Capital Corp.:
3.875% 1/15/26	2,296,000	2,412,308
4.20% 6/10/24	998,000	1,061,590
Credit Suisse Group AG:
2.193% 6/5/26 (a)(d)	3,100,000	3,232,394
2.593% 9/11/25 (a)(d)	1,207,000	1,273,418
3.75% 3/26/25	250,000	277,468
3.80% 6/9/23	906,000	975,065
3.869% 1/12/29 (a)(d)	250,000	283,032
4.194% 4/1/31 (a)(d)	1,509,000	1,778,277
4.207% 6/12/24 (a)(d)	850,000	921,407
4.55% 4/17/26	250,000	292,956
Morgan Stanley:
3.125% 7/27/26	3,061,000	3,418,409
3.622% 4/1/31 (d)	1,766,000	2,054,458
3.737% 4/24/24 (d)	407,000	437,564
4.35% 9/8/26	2,759,000	3,238,360
4.431% 1/23/30 (d)	2,721,000	3,314,152
4.875% 11/1/22	555,000	599,793
5.00% 11/24/25	2,421,000	2,885,348
MSCI, Inc.:
4.00% 11/15/29 (a)	600,000	642,222
4.75% 8/1/26 (a)	115,000	119,312
State Street Corp. 2.825% 3/30/23 (d)	106,000	109,492
The Goldman Sachs Group, Inc.:
2.876% 10/31/22 (d)	100,000	102,194
3.20% 2/23/23	1,817,000	1,923,565
3.691% 6/5/28 (d)	1,271,000	1,453,693
3.75% 5/22/25	200,000	223,882
3.80% 3/15/30	3,342,000	3,907,190
3.814% 4/23/29 (d)	1,337,000	1,543,320
4.25% 10/21/25	554,000	636,079
6.75% 10/1/37	4,850,000	7,422,504
		46,781,131

Quarterly Report	8

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Consumer Finance – 2.0%
Ally Financial, Inc.:
1.45% 10/2/23	$ 402,000	$ 409,768
3.05% 6/5/23	1,807,000	1,905,246
5.75% 11/20/25	862,000	1,006,618
5.80% 5/1/25	832,000	986,927
8.00% 11/1/31 to 11/1/31	794,000	1,132,768
Capital One Financial Corp.:
2.60% 5/11/23	1,350,000	1,415,251
3.65% 5/11/27	2,462,000	2,796,109
3.80% 1/31/28	463,000	531,776
Discover Bank 4.682% 8/9/28 (d)	1,750,000	1,856,137
Discover Financial Services:
3.75% 3/4/25	586,000	643,275
3.85% 11/21/22	1,271,000	1,353,771
4.10% 2/9/27	253,000	288,257
4.50% 1/30/26	377,000	433,109
Ford Motor Credit Co. LLC:
4.063% 11/1/24	2,533,000	2,634,320
4.687% 6/9/25	275,000	292,188
5.085% 1/7/21	228,000	228,570
5.113% 5/3/29	325,000	350,675
5.125% 6/16/25	205,000	221,339
5.584% 3/18/24	1,528,000	1,640,690
5.596% 1/7/22	1,722,000	1,771,507
Navient Corp.:
6.625% 7/26/21	170,000	173,825
7.25% 1/25/22 to 9/25/23	410,000	446,150
Quicken Loans, Inc. 5.25% 1/15/28 (a)	290,000	307,400
Springleaf Finance Corp. 6.875% 3/15/25	515,000	589,675
Synchrony Financial:
2.85% 7/25/22	167,000	172,501
3.95% 12/1/27	1,910,000	2,118,260
4.375% 3/19/24	2,266,000	2,490,083
5.15% 3/19/29	2,945,000	3,525,175
Toyota Motor Credit Corp. 2.90% 3/30/23	1,348,000	1,426,215
		33,147,585
Diversified Financial Services – 1.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust:
2.875% 8/14/24	666,000	681,495
4.125% 7/3/23	255,000	270,330
4.45% 4/3/26	276,000	297,038
4.875% 1/16/24	438,000	471,742
6.50% 7/15/25	603,000	696,970
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (a)	600,000	589,433

	Principal Amount	Value

3.95% 7/1/24 (a)	$ 196,000	$ 201,413
4.25% 4/15/26 (a)	567,000	589,220
4.375% 5/1/26 (a)	244,000	251,922
BNP Paribas S.A. 2.219% 6/9/26 (a)(d)	1,250,000	1,302,557
Deutsche Bank AG:
3.15% 1/22/21	372,000	373,138
3.30% 11/16/22	247,000	257,310
4.50% 4/1/25	1,000,000	1,069,134
5.00% 2/14/22	732,000	765,299
5.882% 7/8/31 (d)	5,000,000	5,755,881
Icahn Enterprises LP / Icahn Enterprises Finance Corp.:
4.75% 9/15/24	355,000	365,650
5.25% 5/15/27	615,000	645,750
6.25% 5/15/26	2,143,000	2,239,307
6.375% 12/15/25	1,360,000	1,397,400
Moody's Corp.:
3.25% 1/15/28	108,000	122,206
3.75% 3/24/25	822,000	923,607
4.875% 2/15/24	101,000	113,801
NatWest Markets PLC 2.375% 5/21/23 (a)	1,448,000	1,506,398
Pine Street Trust I 4.572% 2/15/29 (a)	514,000	607,776
Pine Street Trust II 5.568% 2/15/49 (a)	800,000	1,021,220
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 6.75% 6/1/25 (a)	648,000	664,200
UBS Group AG 4.125% 9/24/25 (a)	200,000	228,696
		23,408,893
Insurance – 1.3%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 10/15/27 (a)	995,000	1,067,137
American International Group, Inc.:
2.50% 6/30/25	2,472,000	2,654,688
3.30% 3/1/21	69,000	69,327
3.40% 6/30/30	2,472,000	2,817,844
AmWINS Group, Inc. 7.75% 7/1/26 (a)	940,000	1,015,200
Equitable Holdings, Inc.:
3.90% 4/20/23	63,000	67,991
4.35% 4/20/28	1,252,000	1,480,319
Five Corners Funding Trust II 2.85% 5/15/30 (a)	1,591,000	1,751,543
Hartford Financial Services Group, Inc. 4.30% 4/15/43	604,000	748,344
9	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Insurance – continued
HUB International Ltd. 7.00% 5/1/26 (a)	$ 675,000	$ 704,531
Liberty Mutual Group, Inc. 4.569% 2/1/29 (a)	130,000	159,341
Marsh & McLennan Cos., Inc.:
4.375% 3/15/29	310,000	378,602
4.75% 3/15/39	142,000	191,967
Metropolitan Life Global Funding I SOFR + 0.500% 0.58% 5/28/21 (a)(d)(f)	2,772,000	2,776,629
Nuveen Finance LLC 4.125% 11/1/24 (a)	21,000	23,680
Pacific LifeCorp. 5.125% 1/30/43 (a)	554,000	669,087
Swiss Re Finance Luxembourg S.A. 5.00% 4/2/49 (a)(d)	200,000	232,500
Teachers Insurance & Annuity Association of America 4.90% 9/15/44 (a)	322,000	431,024
Unum Group:
3.875% 11/5/25	349,000	382,801
4.00% 3/15/24 to 6/15/29	931,000	1,034,073
4.50% 3/15/25	1,293,000	1,440,787
USI, Inc. 6.875% 5/1/25 (a)	1,002,000	1,027,050
Voya Financial, Inc. 3.125% 7/15/24	130,000	140,222
		21,264,687
Mortgage Real Estate Investment Trusts (REITs) – 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25	35,000	35,929
TOTAL FINANCIALS		200,554,801
HEALTH CARE – 2.0%
Health Care Equipment & Supplies – 0.1%
Avantor Funding, Inc. 4.625% 7/15/28 (a)	510,000	536,775
Hologic, Inc.:
3.25% 2/15/29 (a)	385,000	391,256
4.625% 2/1/28 (a)	500,000	531,875
Teleflex, Inc.:
4.25% 6/1/28 (a)	95,000	100,472
4.875% 6/1/26	385,000	400,400
		1,960,778
Health Care Providers & Services – 1.2%
Centene Corp.:
3.375% 2/15/30	1,016,000	1,064,890
4.25% 12/15/27	3,651,000	3,885,997
4.625% 12/15/29	1,297,000	1,422,031
5.375% 6/1/26 to 8/15/26 (a)	1,421,000	1,499,231

	Principal Amount	Value

CHS / Community Health Systems, Inc.:
6.25% 3/31/23	$ 430,000	$ 439,137
8.00% 3/15/26 (a)	792,000	831,996
8.625% 1/15/24 (a)	80,000	83,200
Cigna Corp.:
3.05% 10/15/27	300,000	333,600
4.375% 10/15/28	1,395,000	1,676,343
4.80% 8/15/38	268,000	349,282
4.90% 12/15/48	268,000	369,238
DaVita, Inc. 4.625% 6/1/30 (a)	520,000	546,650
HCA, Inc.:
5.375% 2/1/25	926,000	1,036,685
5.875% 2/15/26	300,000	345,375
Molina Healthcare, Inc. 3.875% 11/15/30 (a)	185,000	196,050
Radiology Partners, Inc. 9.25% 2/1/28 (a)	445,000	485,050
Sabra Health Care LP 5.125% 8/15/26	195,000	215,107
Tenet Healthcare Corp.:
4.625% 7/15/24	1,262,000	1,284,085
4.625% 6/15/28 (a)	115,000	118,738
4.875% 1/1/26 (a)	195,000	200,850
6.125% 10/1/28 (a)	543,000	550,466
6.25% 2/1/27 (a)	240,000	251,400
6.75% 6/15/23	255,000	274,253
7.00% 8/1/25	540,000	557,669
The Toledo Hospital:
5.325% 11/15/28	154,000	178,765
6.015% 11/15/48	307,000	366,500
US Renal Care, Inc. 10.625% 7/15/27 (a)	215,000	237,575
Vizient, Inc. 6.25% 5/15/27 (a)	20,000	21,325
WellCare Health Plans, Inc. 5.375% 8/15/26 (a)	30,000	32,213
		18,853,701
Life Sciences Tools & Services – 0.1%
IQVIA, Inc. 5.00% 10/15/26 to 5/15/27 (a)	930,000	976,325
Pharmaceuticals – 0.6%
AbbVie, Inc. 3.45% 3/15/22	1,107,000	1,144,371
Bausch Health Americas, Inc. 9.25% 4/1/26 (a)	90,000	99,918
Bausch Health Cos., Inc.:
5.50% 11/1/25 (a)	475,000	489,297
5.75% 8/15/27 (a)	635,000	682,625
7.00% 3/15/24 (a)	814,000	839,437

Quarterly Report	10

Nonconvertible Bonds – continued
	Principal Amount	Value
HEALTH CARE – continued
Pharmaceuticals – continued
Bausch Health Cos., Inc. (Reg. S) 6.125% 4/15/25	$ 279,000	$ 287,060
Bayer US Finance II LLC 4.25% 12/15/25 (a)	1,700,000	1,945,201
Catalent Pharma Solutions, Inc. 4.875% 1/15/26 (a)	85,000	86,912
Charles River Laboratories International, Inc.:
4.25% 5/1/28 (a)	30,000	31,613
5.50% 4/1/26 (a)	685,000	719,250
Elanco Animal Health, Inc.:
4.912% 8/27/21	69,000	70,732
5.272% 8/28/23	219,000	237,936
5.90% 8/28/28	92,000	107,990
Mylan, Inc. 4.55% 4/15/28	150,000	177,856
Teva Pharmaceutical Finance Netherlands III BV 2.20% 7/21/21	36,000	36,013
Utah Acquisition Sub, Inc.:
3.15% 6/15/21	627,000	634,789
3.95% 6/15/26	90,000	102,686
Viatris, Inc.:
1.125% 6/22/22 (a)	504,000	508,506
1.65% 6/22/25 (a)	162,000	166,845
2.70% 6/22/30 (a)	823,000	872,773
3.85% 6/22/40 (a)	359,000	404,388
4.00% 6/22/50 (a)	620,000	706,311
Zoetis, Inc. 3.25% 2/1/23	100,000	105,355
		10,457,864
TOTAL HEALTH CARE		32,248,668
INDUSTRIALS – 1.4%
Aerospace & Defense – 0.7%
Bombardier, Inc.:
6.00% 10/15/22 (a)	295,000	280,309
6.125% 1/15/23 (a)	890,000	830,370
7.50% 12/1/24 to 3/15/25 (a)	220,000	190,901
7.875% 4/15/27 (a)	155,000	132,138
Howmet Aerospace, Inc. 5.95% 2/1/37	20,000	23,548
Moog, Inc. 4.25% 12/15/27 (a)	310,000	319,408
Signature Aviation US Holdings, Inc. 5.375% 5/1/26 (a)	305,000	313,388
The Boeing Co.:
5.04% 5/1/27	549,000	628,827
5.15% 5/1/30	549,000	644,478
5.705% 5/1/40	550,000	694,275

	Principal Amount	Value

5.805% 5/1/50	$ 500,000	$ 660,542
5.93% 5/1/60	550,000	747,153
TransDigm UK Holdings PLC 6.875% 5/15/26	120,000	127,298
TransDigm, Inc.:
5.50% 11/15/27 (a)	84,000	86,730
5.50% 11/15/27	2,981,000	3,077,882
6.25% 3/15/26 (a)	495,000	524,700
6.375% 6/15/26	1,463,000	1,518,228
6.50% 5/15/25	65,000	66,463
7.50% 3/15/27	125,000	133,750
8.00% 12/15/25 (a)	685,000	748,362
		11,748,750
Air Freight & Logistics – 0.0%
XPO Logistics, Inc. 6.25% 5/1/25 (a)	160,000	171,400
Commercial Services & Supplies – 0.2%
APX Group, Inc. 6.75% 2/15/27 (a)	365,000	394,200
Aramark Services, Inc. 5.00% 4/1/25 to 2/1/28 (a)	1,767,000	1,849,536
IAA, Inc. 5.50% 6/15/27 (a)	500,000	527,500
Nielsen Finance LLC / Nielsen Finance Co.:
5.00% 4/15/22 (a)	97,000	97,000
5.625% 10/1/28 (a)	350,000	373,082
5.875% 10/1/30 (a)	350,000	384,562
Stericycle, Inc. 3.875% 1/15/29 (a)	350,000	364,000
		3,989,880
Construction & Engineering – 0.2%
AECOM:
5.125% 3/15/27	1,350,000	1,508,625
5.875% 10/15/24	410,000	455,100
Brand Industrial Services, Inc. 8.50% 7/15/25 (a)	939,000	934,305
Frontdoor, Inc. 6.75% 8/15/26 (a)	75,000	80,250
Pike Corp. 5.50% 9/1/28 (a)	515,000	539,463
		3,517,743
Machinery – 0.1%
BWX Technologies, Inc.:
4.125% 6/30/28 (a)	300,000	312,375
5.375% 7/15/26 (a)	380,000	394,725
Vertical US Newco, Inc. 5.25% 7/15/27 (a)	885,000	929,250
		1,636,350
Professional Services – 0.0%
ASGN, Inc. 4.625% 5/15/28 (a)	150,000	156,000
11	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
INDUSTRIALS – continued
Trading Companies & Distributors – 0.2%
Air Lease Corp.:
2.25% 1/15/23	$ 149,000	$ 152,661
3.375% 6/1/21 to 7/1/25	1,236,000	1,300,464
3.75% 2/1/22	51,000	52,410
3.875% 7/3/23	469,000	496,613
4.25% 2/1/24 to 9/15/24	594,000	639,446
		2,641,594
TOTAL INDUSTRIALS		23,861,717
INFORMATION TECHNOLOGY – 1.0%
Communications Equipment – 0.0%
Radiate Holdco LLC / Radiate Finance, Inc.:
4.50% 9/15/26 (a)	460,000	478,400
6.50% 9/15/28 (a)	555,000	589,632
		1,068,032
Electronic Equipment, Instruments & Components – 0.1%
TTM Technologies, Inc. 5.625% 10/1/25 (a)	1,400,000	1,444,562
IT Services – 0.2%
Arches Buyer, Inc.:
4.25% 6/1/28 (a)	125,000	125,313
6.125% 12/1/28 (a)	45,000	46,181
Banff Merger Sub, Inc. 9.75% 9/1/26 (a)	185,000	197,950
Black Knight InfoServ LLC 3.625% 9/1/28 (a)	465,000	471,105
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (a)	530,000	547,225
Camelot Finance S.A. 4.50% 11/1/26 (a)	250,000	261,562
Fair Isaac Corp. 5.25% 5/15/26 (a)	110,000	123,200
Gartner, Inc.:
3.75% 10/1/30 (a)	180,000	187,258
4.50% 7/1/28 (a)	260,000	273,000
Rackspace Technology Global, Inc.:
5.375% 12/1/28 (a)(c)	265,000	276,981
8.625% 11/15/24 (a)	269,000	280,782
		2,790,557
Semiconductors & Semiconductor Equipment – 0.1%
Entegris, Inc. 4.375% 4/15/28 (a)	300,000	317,097
Micron Technology, Inc. 2.497% 4/24/23	1,277,000	1,333,521
ON Semiconductor Corp. 3.875% 9/1/28 (a)	205,000	211,150
		1,861,768

	Principal Amount	Value

Software – 0.4%
Ascend Learning LLC 6.875% 8/1/25 to 8/1/25 (a)	$ 475,000	$ 489,513
Boxer Parent Co., Inc. 7.125% 10/2/25 (a)	135,000	145,749
CDK Global, Inc.:
5.25% 5/15/29 (a)	35,000	38,413
5.875% 6/15/26	335,000	350,075
NortonLifeLock, Inc. 5.00% 4/15/25 (a)	867,000	884,366
Nuance Communications, Inc. 5.625% 12/15/26	630,000	665,664
Open Text Corp. 3.875% 2/15/28 (a)	215,000	221,987
Oracle Corp.:
2.80% 4/1/27	1,191,000	1,310,549
3.60% 4/1/40 to 4/1/50	1,198,000	1,397,929
3.85% 4/1/60	6,000	7,377
Refinitiv US Holdings, Inc. 8.25% 11/15/26 (a)	205,000	223,450
SS&C Technologies, Inc. 5.50% 9/30/27 (a)	590,000	631,235
The Nielsen Co. Luxembourg SARL 5.00% 2/1/25 (a)	766,000	788,022
		7,154,329
Technology Hardware, Storage & Peripherals – 0.2%
Dell International LLC / EMC Corp.:
5.45% 6/15/23 (a)	300,000	331,923
5.85% 7/15/25 (a)	204,000	242,746
6.02% 6/15/26 (a)	1,274,000	1,546,546
6.10% 7/15/27 (a)	374,000	458,288
6.20% 7/15/30 (a)	324,000	411,505
		2,991,008
TOTAL INFORMATION TECHNOLOGY		17,310,256
MATERIALS – 0.9%
Chemicals – 0.5%
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 4.75% 6/15/27 (a)	365,000	385,075
CF Industries, Inc.:
4.95% 6/1/43	5,000	6,231
5.375% 3/15/44	175,000	222,469
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 5.125% 4/1/25 (a)	988,000	1,158,622
Consolidated Energy Finance S.A.:
3 Month U.S. LIBOR + 3.750% 4.00% 6/15/22 (a)(d)(f)	260,000	252,200
6.50% 5/15/26 (a)	620,000	599,974
6.875% 6/15/25 (a)	60,000	58,888

Quarterly Report	12

Nonconvertible Bonds – continued
	Principal Amount	Value
MATERIALS – continued
Chemicals – continued
Methanex Corp.:
5.125% 10/15/27	$ 545,000	$ 573,612
5.65% 12/1/44	181,000	187,616
Nufarm Australia Ltd. / Nufarm Americas, Inc. 5.75% 4/30/26 (a)	725,000	744,901
Olin Corp.:
5.00% 2/1/30	370,000	384,800
5.625% 8/1/29	365,000	392,353
The Chemours Co.:
5.375% 5/15/27	819,000	851,760
5.75% 11/15/28 (a)	1,090,000	1,109,075
7.00% 5/15/25	520,000	538,200
Valvoline, Inc.:
4.25% 2/15/30 (a)	85,000	89,463
4.375% 8/15/25	290,000	299,805
W.R. Grace & Co.-Conn.:
4.875% 6/15/27 (a)	195,000	204,262
5.625% 10/1/24 (a)	100,000	107,750
		8,167,056
Containers & Packaging – 0.2%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.:
4.125% 8/15/26 (a)	20,000	20,750
5.25% 8/15/27 (a)	400,000	417,140
6.00% 2/15/25 (a)	204,000	210,885
Berry Global, Inc. 4.875% 7/15/26 (a)	170,000	180,482
Crown Americas LLC / Crown Americas Capital Corp. VI 4.75% 2/1/26	385,000	399,678
Crown Cork & Seal Co., Inc. 7.375% 12/15/26	35,000	42,700
Flex Acquisition Co., Inc.:
6.875% 1/15/25 (a)	582,000	596,364
7.875% 7/15/26 (a)	395,000	415,738
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC 6.00% 9/15/28 (a)	65,000	69,093
OI European Group BV 4.00% 3/15/23 (a)	400,000	410,000
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (a)	100,000	106,500
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer (Luxembourg) SA 5.125% 7/15/23 (a)	11,000	11,134

	Principal Amount	Value

Silgan Holdings, Inc. 4.75% 3/15/25	$ 95,000	$ 97,078
Trivium Packaging Finance BV:
5.50% 8/15/26 (a)	350,000	366,625
8.50% 8/15/27 (a)	215,000	232,738
		3,576,905
Metals & Mining – 0.2%
Advanced Drainage Systems, Inc. 5.00% 9/30/27 (a)	360,000	378,000
Allegheny Technologies, Inc.:
5.875% 12/1/27	625,000	650,000
7.875% 8/15/23	85,000	92,012
Corporacion Nacional del Cobre de Chile 4.50% 8/1/47 (a)	200,000	245,250
First Quantum Minerals Ltd.:
6.50% 3/1/24 (a)	200,000	203,250
7.25% 4/1/23 (a)	290,000	295,075
FMG Resources August 2006 Pty Ltd. 4.50% 9/15/27 (a)	5,000	5,482
Kaiser Aluminum Corp.:
4.625% 3/1/28 (a)	475,000	489,853
6.50% 5/1/25 (a)	160,000	171,200
		2,530,122
TOTAL MATERIALS		14,274,083
REAL ESTATE – 3.0%
Equity Real Estate Investment Trusts (REITs) – 2.2%
Alexandria Real Estate Equities, Inc. 4.90% 12/15/30	666,000	840,692
Boston Properties LP:
3.25% 1/30/31	701,000	763,016
4.50% 12/1/28	295,000	351,633
Brixmor Operating Partnership LP:
3.25% 9/15/23	194,000	203,255
3.85% 2/1/25	710,000	768,650
3.875% 8/15/22	296,000	307,842
4.05% 7/1/30	890,000	1,004,145
4.125% 6/15/26 to 5/15/29	1,389,000	1,558,076
CoreCivic, Inc.:
4.625% 5/1/23	238,000	223,720
5.00% 10/15/22	165,000	162,311
Duke Realty LP 3.75% 12/1/24	18,000	19,879
HCP, Inc.:
3.25% 7/15/26	59,000	65,767
3.50% 7/15/29	68,000	76,881
3.875% 8/15/24	195,000	215,881
4.00% 6/1/25	1,107,000	1,251,037
Healthcare Trust of America Holdings LP:
3.10% 2/15/30	149,000	161,882
13	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
3.50% 8/1/26	$ 155,000	$ 174,799
Hudson Pacific Properties LP 4.65% 4/1/29	1,618,000	1,867,202
Lexington Realty Trust:
2.70% 9/15/30	350,000	362,071
4.40% 6/15/24	458,000	498,076
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.:
4.50% 9/1/26	826,000	871,430
4.625% 6/15/25 (a)	95,000	100,225
5.625% 5/1/24	400,000	429,000
5.75% 2/1/27	60,000	66,875
MPT Operating Partnership LP / MPT Finance Corp.:
5.25% 8/1/26	380,000	397,176
5.50% 5/1/24	90,000	91,755
6.375% 3/1/24	514,000	531,270
Omega Healthcare Investors, Inc.:
3.375% 2/1/31	646,000	650,167
3.625% 10/1/29	676,000	699,053
4.375% 8/1/23	668,000	719,506
4.50% 1/15/25 to 4/1/27	2,442,000	2,680,961
4.75% 1/15/28	283,000	316,679
4.95% 4/1/24	600,000	650,558
Realty Income, Corp. 3.25% 1/15/31	172,000	194,650
Retail Opportunity Investments Partnership LP 4.00% 12/15/24	11,000	11,287
Retail Properties of America, Inc. 4.75% 9/15/30	68,000	68,617
SBA Tower Trust:
1.884% 7/15/50 (a)	403,000	414,918
2.328% 7/15/52 (a)	308,000	311,120
2.836% 1/15/50 (a)	699,000	742,331
Service Properties Trust:
4.375% 2/15/30	100,000	93,800
4.95% 2/15/27 to 10/1/29	70,000	66,438
5.50% 12/15/27	100,000	104,439
Simon Property Group LP 2.45% 9/13/29	262,000	267,876
SITE Centers Corp.:
3.625% 2/1/25	39,000	40,294
4.25% 2/1/26	287,000	306,241
STORE Capital Corp.:
2.75% 11/18/30	5,196,000	5,245,045
4.625% 3/15/29	149,000	170,282
The GEO Group, Inc.:
5.875% 10/15/24	75,000	59,166

	Principal Amount	Value

6.00% 4/15/26	$ 320,000	$ 236,800
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC:
7.125% 12/15/24 (a)	755,000	738,012
7.875% 2/15/25 (a)	1,380,000	1,466,705
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC 8.25% 10/15/23	365,000	365,456
VEREIT Operating Partnership LP:
2.20% 6/15/28	160,000	160,946
2.85% 12/15/32	197,000	201,750
3.40% 1/15/28	271,000	293,261
VICI Properties LP / VICI Note Co., Inc.:
3.50% 2/15/25 (a)	155,000	158,100
4.25% 12/1/26 (a)	505,000	523,937
4.625% 12/1/29 (a)	305,000	325,029
WP Carey, Inc.:
2.40% 2/1/31	3,900,000	3,979,701
3.85% 7/15/29	129,000	144,976
4.00% 2/1/25	182,000	200,539
4.60% 4/1/24	653,000	723,710
		36,696,896
Real Estate Management & Development – 0.8%
Brandywine Operating Partnership LP:
3.95% 11/15/27	247,000	258,095
4.10% 10/1/24	1,430,000	1,504,514
4.55% 10/1/29	151,000	164,158
Corporate Office Properties LP:
2.25% 3/15/26	300,000	306,653
5.00% 7/1/25	667,000	760,382
5.25% 2/15/24	1,381,000	1,522,458
Mack-Cali Realty LP 3.15% 5/15/23	482,000	478,504
Tanger Properties LP:
3.125% 9/1/26	1,285,000	1,282,674
3.75% 12/1/24	81,000	82,647
3.875% 12/1/23	1,693,000	1,723,375
The Howard Hughes Corp. 5.375% 3/15/25 (a)	400,000	411,500
Ventas Realty LP:
3.00% 1/15/30	1,026,000	1,090,461
3.125% 6/15/23	38,000	39,942
3.50% 2/1/25	573,000	631,684
3.75% 5/1/24	201,000	218,367
4.00% 3/1/28	130,000	146,976
4.125% 1/15/26	34,000	38,927
4.75% 11/15/30	1,774,000	2,149,004
		12,810,321
TOTAL REAL ESTATE		49,507,217

Quarterly Report	14

Nonconvertible Bonds – continued
	Principal Amount	Value
UTILITIES – 1.5%
Electric Utilities – 0.8%
Berkshire Hathaway Energy Co. 4.05% 4/15/25 (a)	$ 2,275,000	$ 2,582,852
Cleco Corporate Holdings LLC:
3.375% 9/15/29	2,754,000	2,818,638
3.743% 5/1/26	850,000	913,481
Entergy Corp. 2.80% 6/15/30	476,000	517,445
Exelon Corp.:
4.05% 4/15/30	274,000	324,885
4.70% 4/15/50	122,000	164,676
FirstEnergy Corp.:
4.25% 3/15/23	1,358,000	1,432,941
7.375% 11/15/31	462,000	630,262
InterGen N.V. 7.00% 6/30/23 (a)	235,000	222,369
IPALCO Enterprises, Inc. 3.70% 9/1/24	100,000	108,720
NextEra Energy Operating Partners LP 4.25% 9/15/24 (a)	290,000	306,675
NSG Holdings LLC / NSG Holdings, Inc. 7.75% 12/15/25 (a)	150,214	159,227
Pattern Energy Operations LP / Pattern Energy Operations, Inc. 4.50% 8/15/28 (a)	145,000	155,150
PG&E Corp. 5.25% 7/1/30	515,000	561,350
Puget Energy, Inc. 4.10% 6/15/30 (a)	560,000	633,831
The Cleveland Electric Illuminating Co. 5.95% 12/15/36	146,000	181,388
Vistra Operations Co. LLC:
5.00% 7/31/27 (a)	605,000	639,848
5.50% 9/1/26 (a)	851,000	890,444
5.625% 2/15/27 (a)	275,000	290,482
		13,534,664
Independent Power and Renewable Electricity Producers – 0.4%
AIA Group Ltd.:
3.20% 9/16/40 (a)	625,000	667,075
3.375% 4/7/30 (a)	1,158,000	1,296,445
Clearway Energy Operating LLC:
4.75% 3/15/28 (a)	65,000	69,707
5.75% 10/15/25	70,000	73,675
Emera US Finance LP:
2.70% 6/15/21	36,000	36,351
3.55% 6/15/26	57,000	63,675
NRG Energy, Inc.:
3.375% 2/15/29 (a)(c)	90,000	91,912

	Principal Amount	Value

3.625% 2/15/31 (a)(c)	$ 175,000	$ 181,562
5.25% 6/15/29 (a)	155,000	169,248
5.75% 1/15/28	235,000	256,467
The AES Corp.:
3.30% 7/15/25 (a)	1,617,000	1,763,759
3.95% 7/15/30 (a)	1,383,000	1,568,156
5.50% 4/15/25	720,000	742,104
		6,980,136
Multi-Utilities – 0.3%
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	124,000	142,955
Duke Energy Corp. 2.45% 6/1/30	464,000	493,792
Duquesne Light Holdings, Inc. 2.532% 10/1/30 (a)	241,000	246,134
Edison International 5.75% 6/15/27	1,612,000	1,886,777
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	175,000	175,000
NiSource, Inc. 2.95% 9/1/29	1,066,000	1,171,308
Sempra Energy 6.00% 10/15/39	106,000	151,966
Talen Energy Supply LLC 10.50% 1/15/26 (a)	144,000	115,558
		4,383,490
TOTAL UTILITIES		24,898,290
TOTAL NONCONVERTIBLE BONDS (Cost $545,562,382)		588,830,237
U.S. Treasury Obligations – 34.4%

U.S. Treasury Bonds:
1.125% 5/15/40	450,200	432,544
1.375% 8/15/50	32,254,000	30,646,340
1.625% 11/15/50	52,347,400	52,895,412
2.875% 5/15/49	19,050,000	24,936,284
3.00% 2/15/47	19,796,500	26,210,257
U.S. Treasury Inflation Indexed Bonds:
0.25% 2/15/50	2,804,081	3,328,582
0.875% 2/15/47	4,978,542	6,662,912
1.00% 2/15/49	3,500,622	4,911,325
U.S. Treasury Inflation Indexed Notes:
0.125% 10/15/24 to 7/15/30	33,682,224	36,672,688
0.25% 7/15/29	13,907,257	15,512,123
0.375% 7/15/25 to 7/15/27	5,984,189	6,590,736
0.625% 1/15/26	9,420,777	10,366,777
0.75% 7/15/28	6,899,370	7,925,022
15	Quarterly Report

Schedule of Investments (Unaudited)–continued
U.S. Treasury Obligations – continued
	Principal Amount	Value
0.875% 1/15/29	$ 10,747,012	$ 12,471,936
U.S. Treasury Notes:
0.125% 10/31/22 to 8/15/23	85,262,300	85,184,982
0.25% 7/31/25 to 10/31/25	48,350,900	48,135,534
0.50% 10/31/27	26,704,900	26,496,268
0.625% 11/30/27	19,311,000	19,317,035
0.875% 11/15/30	34,658,800	34,740,032
1.50% 9/30/24	47,000	49,214
1.75% 6/30/22 to 12/31/24	30,177,200	31,811,036
1.875% 7/31/22	13,306,200	13,689,273
2.00% 5/31/24	19,443,600	20,642,875
2.125% 3/31/24 to 5/31/26	19,044,200	20,647,189
2.50% 1/31/21 to 1/31/24	22,793,600	23,733,782
2.75% 7/31/23	1,805,700	1,929,560
TOTAL U.S. TREASURY OBLIGATIONS (Cost $552,237,531)		565,939,718
U.S. Government Agency - Mortgage Securities – 10.1%

Fannie Mae – 5.2%
2.50% 11/1/26 to 7/1/50	9,094,399	9,613,152
2.50% 12/1/35 to 12/1/50 (c)	10,950,000	11,392,703
3.00% 8/1/32 to 9/1/50	21,106,356	22,395,045
3.00% 1/1/51 (c)	1,050,000	1,097,579
3.50% 9/1/34 to 5/1/50	23,094,594	24,656,738
4.00% 1/1/42 to 11/1/49	8,781,101	9,541,214
4.50% 8/1/33 to 9/1/49	5,134,031	5,686,057
5.00% 2/1/38 to 1/1/44	799,358	911,247
TOTAL FANNIE MAE		85,293,735
Freddie Mac – 1.8%
3.00% 2/1/40	149,999	156,713
2.50% 1/1/29 to 7/1/50	3,562,299	3,742,170
3.00% 10/1/31 to 6/1/50	8,515,787	9,012,144
3.50% 3/1/32 to 3/1/50	11,435,985	12,289,526
4.00% 5/1/37 to 7/1/48	2,460,446	2,687,238
4.50% 1/1/42 to 12/1/48	1,342,266	1,482,031
5.00% 2/1/38	124,157	142,013
TOTAL FREDDIE MAC		29,511,835
Ginnie Mae – 2.9%
2.50% 12/1/50 (c)(g)	850,000	895,306
2.50% 1/1/51 (c)	750,000	788,247
3.00% 12/20/42 to 10/20/50	8,654,895	9,126,035
3.00% 4/20/50 to 1/1/51 (c)	1,850,417	1,931,923
3.00% 12/1/50 (c)(g)	650,000	678,383
3.50% 12/20/41 to 4/20/50	5,791,255	6,273,239
3.50% 12/1/50 (c)(g)	3,300,000	3,485,417
3.50% 1/1/51 (c)	2,350,000	2,481,122
4.00% 10/20/40 to 9/20/48	17,326,169	18,719,291
4.50% 4/20/35 to 12/20/48	2,766,975	3,027,205

	Principal Amount	Value

5.00% 4/20/48	$ 742,703	$ 827,324
TOTAL GINNIE MAE		48,233,492
Uniform Mortgage Backed Securities – 0.2%
3.00% 12/1/50 (c)(g)	750,000	783,516
3.50% 12/1/50 (c)	1,925,000	2,030,425
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		2,813,941
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $162,202,448)		165,853,003
Asset-Backed Securities – 3.9%

AASET Trust Series 2017-1A, Class A 3.967% 5/16/42 (a)	817,489	752,449
AASET Trust Series 2018-1A, Class A 3.844% 1/16/38 (a)	143,336	135,694
AASET Trust Series 2019-1, Class A 3.844% 5/15/39 (a)	382,513	359,389
AASET Trust Series 2019-2, Class A 3.376% 10/16/39 (a)	698,005	659,351
AASET Trust Series 2019-2, Class B 4.458% 10/16/39 (a)	241,088	175,523
AASET Trust Series 2020-1A, Class A 3.351% 1/16/40 (a)	488,172	455,737
AASET Trust Series 2020-1A, Class B 4.335% 1/16/40 (a)	244,877	178,023
AIMCO CLO Ltd. Series 2019-10A, Class A 3 Month U.S. LIBOR + 1.320% 1.536% 7/22/32 (a)(d)(f)	982,000	981,083
Aimco CLO Ltd. Series 2020-11A, Class A1 3 Month U.S. LIBOR + 1.380% 1.605% 10/15/31 (a)(d)(f)	837,000	837,039
Allegany Park CLO Ltd. Series 2019-1A, Class A 3 Month U.S. LIBOR + 1.330% 1.548% 1/20/33 (a)(d)(f)	393,000	392,776
AMMC CLO XI Ltd. Series 2012-11A, Class A1R2 3 Month U.S. LIBOR + 1.010% 1.224% 4/30/31 (a)(d)(f)	2,400,000	2,370,818
Ares LIV CLO Ltd. Series 2019-54A, Class A 3 Month U.S. LIBOR + 1.320% 1.557% 10/15/32 (a)(d)(f)	674,000	673,449
Ares LV CLO Ltd. Series 2020-55A, Class A1 3 Month U.S. LIBOR + 1.700% 1.937% 4/15/31 (a)(d)(f)	970,000	971,796
Ares LVIII CLO Ltd. Series 2020-58A, Class A 3 Month U.S. LIBOR + 1.220% 1.00% 1/15/33 (a)(c)(d)(f)	1,290,000	1,290,000

Quarterly Report	16

Asset-Backed Securities – continued
	Principal Amount	Value
Ares XLI CLO Ltd. Series 2016-41A, Class AR 3 Month U.S. LIBOR + 1.200% 1.437% 1/15/29 (a)(d)(f)	$ 755,000	$ 751,989
Ares XXXIV CLO Ltd. Series 2015-2A, Class AR2 3 Month U.S. LIBOR + 1.250% 1.468% 4/17/33 (a)(d)(f)	369,000	368,130
Barings CLO Ltd. Series 2020-1A, Class A1 3 Month U.S. LIBOR + 1.400% 1.63% 10/15/32 (a)(d)(f)	1,334,000	1,332,327
Beechwood Park CLO Ltd. Series 2019-1A, Class A1 3 Month U.S. LIBOR + 1.330% 1.548% 1/17/33 (a)(d)(f)	460,000	459,736
Blackbird Capital Aircraft Lease Securitization Ltd. Series 2016-1A, Class A 4.213% 12/16/41 (a)	283,635	269,605
Bristol Park CLO Ltd. Series 2016-1A, Class AR 3 Month U.S. LIBOR + 0.990% 1.227% 4/15/29 (a)(d)(f)	1,087,000	1,077,945
Castlelake Aircraft Securitization Trust Series 2018-1, Class A 4.125% 6/15/43 (a)	325,302	307,410
Castlelake Aircraft Securitization Trust Series 2019-1A, Class A 3.967% 4/15/39 (a)	1,400,649	1,310,574
Castlelake Aircraft Securitization Trust Series 2019-1A, Class B 5.095% 4/15/39 (a)	216,990	161,480
Cedar Funding VI CLO Ltd. Series 2016-6A, Class AR 3 month U.S. LIBOR + 1.090% 1.308% 10/20/28 (a)(d)(f)	263,000	261,850
Cedar Funding X CLO Ltd. Series 2019-10A, Class A 3 Month U.S. LIBOR + 1.340% 1.558% 10/20/32 (a)(d)(f)	506,000	505,770
Cedar Funding XI CLO Ltd. Series 2019-11A, Class A1A 3 month U.S. LIBOR + 1.350% 1.596% 5/29/32 (a)(d)(f)	307,000	306,846
Cedar Funding XII CLO Ltd. Series 2020-12A, Class A 3 month U.S. LIBOR + 1.270% 1.525% 10/25/32 (a)(d)(f)	780,000	779,020
Columbia Cent CLO Ltd. Series 2020-29A, Class A1N 3 month U.S. LIBOR + 1.700% 1.919% 7/20/31 (a)(d)(f)	1,026,000	1,029,847
DB Master Finance LLC Series 2017-1A, Class A2I 3.629% 11/20/47 (a)	1,311,902	1,346,825

	Principal Amount	Value
DB Master Finance LLC Series 2017-1A, Class A2II 4.03% 11/20/47 (a)	$ 283,970	$ 301,837
Dryden 68 CLO Ltd. Series 2019-68A, Class A 3 month U.S. LIBOR + 1.310% 1.547% 7/15/32 (a)(d)(f)	970,000	969,145
Dryden 75 CLO Ltd. Series 2019-75A, Class AR 3 month U.S. LIBOR + 1.200% 1.437% 7/15/30 (a)(d)(f)	516,000	514,053
Dryden 83 CLO Ltd. Series 2020-83A, Class A 3 Month U.S. LIBOR + 1.220% 1.22% 1/18/32 (a)(c)(d)(f)	660,000	660,000
Dryden 85 CLO Ltd. Series 2020-85A, Class A1 3 Month U.S. LIBOR + 1.350% 1.563% 10/15/32 (a)(d)(f)	998,000	996,744
Dryden CLO Ltd. Series 2019-72A, Class A 3 month U.S. LIBOR + 1.330% 1.61% 5/15/32 (a)(d)(f)	503,000	502,509
Dryden CLO Ltd. Series 2019-76A, Class A1 3 Month U.S. LIBOR + 1.330% 1.548% 10/20/32 (a)(d)(f)	898,000	898,149
Dryden CLO Ltd. Series 2020-78A, Class A 3 Month U.S. LIBOR + 1.180% 1.398% 4/17/33 (a)(d)(f)	2,400,000	2,385,163
Dryden Senior Loan Fund Series 2014-36A, Class AR2 3 month U.S. LIBOR + 1.280% 1.517% 4/15/29 (a)(d)(f)	664,000	663,395
Eaton Vance CLO Ltd. Series 2020-1A, Class A 3 month U.S. LIBOR + 1.650% 1.901% 10/15/30 (a)(d)(f)	1,300,000	1,304,044
Eaton Vance CLO Ltd. Series 2020-2A, Class A1 3 Month U.S. LIBOR + 1.370% 1.56% 10/15/32 (a)(d)(f)	1,510,000	1,508,100
Flatiron CLO Ltd. Series 2019-1A, Class A 3 Month U.S. LIBOR + 1.320% 1.541% 11/16/32 (a)(d)(f)	736,000	735,432
Flatiron CLO Ltd. Series 2020-1A, Class A 3 Month U.S. LIBOR + 1.300% 1.548% 11/20/33 (a)(d)(f)	1,360,000	1,359,992
Horizon Aircraft Finance I Ltd.Series 2018-1, Class A 4.458% 12/15/38 (a)	221,909	211,604
17	Quarterly Report

Schedule of Investments (Unaudited)–continued
Asset-Backed Securities – continued
	Principal Amount	Value
Horizon Aircraft Finance II Ltd. Series 2019-1, Class A 3.721% 7/15/39 (a)	$ 283,645	$ 270,207
Lucali CLO Ltd. Series 2020-1A, Class A 3 month U.S. LIBOR + 1.210% 1.21% 1/15/33 (a)(c)(d)(f)	760,000	760,000
Madison Park Funding X Ltd. Series 2012-10A, Class AR2 3 month U.S. LIBOR + 1.220% 1.438% 1/20/29 (a)(d)(f)	255,000	254,757
Madison Park Funding XIX Ltd. Series 2015-19A, Class A1R2 3 Month U.S. LIBOR + 0.920% 1.136% 1/22/28 (a)(d)(f)	2,059,000	2,053,865
Madison Park Funding XLV Ltd. Series 2020-45A, Class A 3 month U.S. LIBOR + 1.650% 1.918% 7/15/31 (a)(d)(f)	1,290,000	1,292,218
Madison Park Funding XXXIII Ltd. Series 2019-33A, Class A 3 Month U.S. LIBOR + 1.330% 1.567% 10/15/32 (a)(d)(f)	339,000	338,805
Madison Park Funding XXXVII Ltd. Series 2019-37A, Class A1 3 month U.S. LIBOR + 1.300% 1.537% 7/15/32 (a)(d)(f)	628,000	627,603
Magnetite XXI Ltd. Series 2019-21A, Class A 3 month U.S. LIBOR + 1.280% 1.498% 4/20/30 (a)(d)(f)	456,000	455,571
Magnetite XXIII Ltd. Series 2019-23A, Class A 3 Month U.S. LIBOR + 1.300% 1.515% 10/25/32 (a)(d)(f)	1,200,000	1,198,820
Magnetite XXIV Ltd. Series 2019-24A, Class A 3 Month U.S. LIBOR + 1.330% 1.567% 1/15/33 (a)(d)(f)	1,342,000	1,341,230
Milos CLO Ltd. Series 2017-1A, Class AR 3 Month U.S. LIBOR + 1.070% 1.288% 10/20/30 (a)(d)(f)	1,085,000	1,076,303
Niagara Park CLO Ltd. Series 2019-1A, Class A 3 month U.S. LIBOR + 1.300% 1.518% 7/17/32 (a)(d)(f)	628,000	627,332
Planet Fitness Master Issuer LLC Series 2018-1A, Class A2II 4.666% 9/5/48 (a)	1,617,000	1,609,853
Planet Fitness Master Issuer LLC Series 2019-1A, Class A2 3.858% 12/5/49 (a)	2,344,285	2,214,623
Project Silver Series 2019-1, Class A 3.967% 7/15/44 (a)	508,856	483,001

	Principal Amount	Value
Sapphire Aviation Finance Series 2020-1A, Class A 3.228% 3/15/40 (a)	$ 923,183	$ 856,583
Sapphire Aviation Finance Series 2020-1A, Class B 4.335% 3/15/40 (a)	233,783	159,623
Stratus CLO 2020-1 Ltd. Series 2020-1A, Class A 3 month U.S. LIBOR + 1.980% 2.198% 5/1/28 (a)(d)(f)	1,241,901	1,246,214
Symphony CLO XXII Ltd. Series 2020-22A, Class A1A 3 Month U.S. LIBOR + 1.290% 1.508% 4/18/33 (a)(d)(f)	2,900,000	2,900,789
Symphony CLO XXIII Ltd. Series 2020-23A, Class A 3 Month U.S. LIBOR + 1.320% 0.233% 1/15/34 (a)(d)(f)	860,000	860,000
Taconic Park CLO Ltd. Series 2016-1A, Class A1R 3 Month U.S. LIBOR + 1.000% 1.218% 1/20/29 (a)(d)(f)	738,000	733,008
Thunderbolt Aircraft Lease Ltd. Series 2017-A, Class A 4.212% 5/17/32 (a)	155,851	149,005
Thunderbolt Aircraft Lease Ltd. Series 2018-A, Class A 4.147% 9/15/38 (a)	2,641,455	2,523,151
Thunderbolt III Aircraft Lease Ltd. Series 2019-1, Class A 3.671% 11/15/39 (a)	1,011,697	960,507
Verde CLO Ltd. Series 2019-1A, Class A 3 month U.S. LIBOR + 1.350% 1.587% 4/15/32 (a)(d)(f)	536,000	535,487
Voya CLO 2020-3 Ltd. Series 2020-3A, Class A1 3 month U.S. LIBOR + 1.300% 1.497% 10/20/31 (a)(d)(f)	1,760,000	1,757,789
Voya CLO Ltd. Series 2017-1A, Class A1 3 month U.S. LIBOR + 1.250% 1.468% 4/17/30 (a)(d)(f)	869,000	866,620
Voya CLO Ltd. Series 2019-2A, Class A 3 Month U.S. LIBOR + 1.270% 1.488% 7/20/32 (a)(d)(f)	679,000	678,667
Voya CLO Ltd. Series 2020-1A, Class A 3 month U.S. LIBOR + 1.700% 2.003% 7/16/31 (a)(d)(f)	1,133,000	1,136,869
Voya CLO Ltd. Series 2020-2A, Class A1 3 month U.S. LIBOR + 1.600% 1.785% 7/19/31 (a)(d)(f)	1,300,000	1,301,650
TOTAL ASSET-BACKED SECURITIES (Cost $65,637,075)		64,782,798

Quarterly Report	18

Collateralized Mortgage Obligations – 1.9%
	Principal Amount	Value
PRIVATE SPONSOR – 1.9%
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, Class ANM 3.112% 11/5/32 (a)	$ 496,000	$ 494,886
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, Class BNM 3.465% 11/5/32 (a)	111,000	98,528
BAMLL Commercial Mortgage Securities Trust Series 2020-JGDN, Class A 1 Month U.S. LIBOR + 2.750% 3.00% 11/15/30 (a)(d)(f)	1,169,000	1,169,021
BANK Series 2019-BN21, Class A5 2.851% 10/17/52	112,000	123,475
Benchmark Mortgage Trust Series 2018-B4, Class A5 4.121% 7/15/51 (d)	127,000	150,566
Benchmark Mortgage Trust Series 2019-B14, Class A5 3.049% 12/15/62	174,000	194,907
BFLD Trust Series 2020-OBRK, Class A 1 Month U.S. LIBOR + 2.050% 2.20% 11/15/22 (a)(d)(f)	678,000	679,292
BX Commercial Mortgage Trust Series 2018-IND, Class F 1 Month U.S. LIBOR + 1.800% 1.941% 11/15/35 (a)(d)(f)	124,600	123,430
BX Commercial Mortgage Trust Series 2019-IMC, Class A 1 Month U.S. LIBOR + 1.000% 1.141% 4/15/34 (a)(d)(f)	500,000	484,363
BX Commercial Mortgage Trust Series 2019-IMC, Class B 1 Month U.S. LIBOR + 1.300% 1.441% 4/15/34 (a)(d)(f)	1,917,000	1,820,931
BX Commercial Mortgage Trust Series 2019-IMC, Class C 1 Month U.S. LIBOR + 1.600% 1.741% 4/15/34 (a)(d)(f)	210,000	196,845
BX Commercial Mortgage Trust Series 2019-IMC, Class D 1 Month U.S. LIBOR + 1.900% 2.041% 4/15/34 (a)(d)(f)	220,000	204,841
BX Commercial Mortgage Trust Series 2019-XL, Class B 1 Month U.S. LIBOR + 1.080% 1.221% 10/15/36 (a)(d)(f)	1,294,842	1,292,408

	Principal Amount	Value

BX Commercial Mortgage Trust Series 2019-XL, Class C 1 Month U.S. LIBOR + 1.250% 1.391% 10/15/36 (a)(d)(f)	$ 434,778	$ 433,690
BX Commercial Mortgage Trust Series 2019-XL, Class D 1 Month U.S. LIBOR + 1.450% 1.591% 10/15/36 (a)(d)(f)	615,145	612,447
BX Commercial Mortgage Trust Series 2019-XL, Class E 1 Month U.S. LIBOR + 1.800% 1.941% 10/15/36 (a)(d)(f)	3,712,704	3,691,869
BX Commercial Mortgage Trust Series 2020-BXLP, Class A 1 Month U.S. LIBOR + 0.800% 0.941% 12/15/36 (a)(d)(f)	919,159	918,055
BX Commercial Mortgage Trust Series 2020-BXLP, Class B 1 Month U.S. LIBOR + 1.000% 1.141% 12/15/36 (a)(d)(f)	454,584	453,309
BX Commercial Mortgage Trust Series 2020-BXLP, Class C 1 Month U.S. LIBOR + 1.120% 1.261% 12/15/36 (a)(d)(f)	361,669	359,422
BX Commercial Mortgage Trust Series 2020-BXLP, Class D 1 Month U.S. LIBOR + 1.250% 1.391% 12/15/36 (a)(d)(f)	559,488	552,143
BX Commercial Mortgage Trust Series 2020-BXLP, Class E 1 Month U.S. LIBOR + 1.600% 1.741% 12/15/36 (a)(d)(f)	425,610	418,414
BX Commercial Mortgage Trust Series 2020-FOX, Class A 1 Month U.S. LIBOR + 1.000% 1.141% 11/15/32 (a)(d)(f)	1,011,000	1,012,618
BX Trust Series 2018-EXCL, Class D 1 Month U.S. LIBOR + 2.625% 2.766% 9/15/37 (a)(d)(f)	128,849	97,574
CHC Commercial Mortgage Trust Series 2019-CHC, Class A 1 Month U.S. LIBOR + 1.120% 1.261% 6/15/34 (a)(d)(f)	823,447	787,802
CHC Commercial Mortgage Trust Series 2019-CHC, Class B 1 Month U.S. LIBOR + 1.500% 1.641% 6/15/34 (a)(d)(f)	162,300	153,918
CHC Commercial Mortgage Trust Series 2019-CHC, Class C 1 Month U.S. LIBOR + 1.750% 1.891% 6/15/34 (a)(d)(f)	183,209	172,212
COMM Mortgage Trust Series 2014-CR18, Class A5 3.828% 7/15/47	215,000	235,877
19	Quarterly Report

Schedule of Investments (Unaudited)–continued
Collateralized Mortgage Obligations – continued
	Principal Amount	Value
PRIVATE SPONSOR – continued
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class B 1 Month U.S. LIBOR + 1.230% 1.371% 5/15/36 (a)(d)(f)	$ 530,000	$ 529,362
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class C 1 Month U.S. LIBOR + 1.430% 1.571% 5/15/36 (a)(d)(f)	583,000	581,893
CSMC Trust Series 2017-PFHP, Class D 1 Month U.S. LIBOR + 2.250% 2.391% 12/15/30 (a)(d)(f)	809,000	707,898
CSMC Trust Series 2018-SITE, Class A 4.284% 4/15/36 (a)	287,000	284,783
CSMC Trust Series 2018-SITE, Class B 4.535% 4/15/36 (a)	100,000	97,045
CSMC Trust Series 2018-SITE, Class C 4.941% 4/15/36 (a)(d)	100,000	93,456
CSMC Trust Series 2018-SITE, Class D 4.941% 4/15/36 (a)(d)	118,000	98,991
CSMC Trust Series 2020-NET, Class A 2.257% 8/15/37 (a)	350,000	361,031
GB Trust Series 2020-FLIX, Class A 1 month U.S. LIBOR + 1.120% 1.261% 8/15/37 (a)(d)(f)	900,000	901,245
GB Trust Series 2020-FLIX, Class B 1 month U.S. LIBOR + 1.350% 1.491% 8/15/37 (a)(d)(f)	190,000	190,611
GB Trust Series 2020-FLIX, Class C 1 month U.S. LIBOR + 1.600% 1.741% 8/15/37 (a)(d)(f)	100,000	100,457
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT, Class CFX 4.95% 7/5/33 (a)	50,000	51,629
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT, Class DFX 5.35% 7/5/33 (a)	76,000	75,868
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT, Class EFX 5.542% 7/5/33 (a)	105,000	102,217

	Principal Amount	Value

J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT,Class AFX 4.248% 7/5/33 (a)	$ 385,000	$ 405,806
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A 2.20% 9/13/31 (a)	301,000	300,301
Morgan Stanley Capital I Trust Series 2018-BOP, Class B 1 month U.S. LIBOR + 1.250% 1.391% 8/15/33 (a)(d)(f)	288,067	275,364
Morgan Stanley Capital I Trust Series 2018-BOP, Class C 1 month U.S. LIBOR + 1.500% 1.641% 8/15/33 (a)(d)(f)	694,635	651,289
Morgan Stanley Capital I Trust Series 2018-H4, Class A4 4.31% 12/15/51	185,000	221,681
Morgan Stanley Capital I Trust Series 2019-MEAD, Class A 3.17% 11/10/36 (a)	1,076,000	1,111,673
Morgan Stanley Capital I Trust Series 2019-MEAD, Class B 3.283% 11/10/36 (a)(d)	155,000	150,019
Morgan Stanley Capital I Trust Series 2019-MEAD, Class C 3.283% 11/10/36 (a)(d)	149,000	134,843
Natixis Commercial Mortgage Securities Trust Series 2020-2PAC, Class AMZ1 3.617% 1/15/37 (a)(d)	2,266,000	2,239,305
RETL Series 2019-RVP, Class C 1 month U.S. LIBOR + 2.100% 2.241% 3/15/36 (a)(d)(f)	2,089,000	1,888,042
VLS Commercial Mortgage Trust Series 2020-LAB, Class A 2.13% 10/10/42 (a)	919,000	951,770
VLS Commercial Mortgage Trust Series 2020-LAB, Class B 2.453% 10/10/42 (a)	80,000	82,626
Wells Fargo Commercial Mortgage Trust Series 2015-C26, Class A4 3.166% 2/15/48	624,000	677,684
Wells Fargo Commercial Mortgage Trust Series 2018-C48, Class A5 4.302% 1/15/52	215,000	255,181
TOTAL PRIVATE SPONSOR		30,454,913

Quarterly Report	20

Collateralized Mortgage Obligations – continued
	Principal Amount	Value
U.S. GOVERNMENT AGENCY – 0.0%
Ginnie Mae Series 2015-H21, Class JA 2.50% 6/20/65 (h)	$ 1,407	$ 1,406
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $31,054,361)		30,456,319
Foreign Government and Government Agency Obligations – 1.2%

Abu Dhabi Government International Bond:
3.125% 4/16/30 (a)	1,055,000	1,190,831
3.875% 4/16/50 (a)	910,000	1,128,400
Argentine Republic Government International Bond:
0.125% 7/9/30	1,161,705	453,065
0.125% 7/9/35	930,129	326,010
1.00% 7/9/29	95,508	40,734
Brazilian Government International Bond 5.625% 1/7/41	1,028,000	1,208,543
Chile Government International Bond 2.450% 1/31/31	935,000	991,392
Dominican Republic International Bond:
5.95% 1/25/27 (a)	1,550,000	1,740,844
6.00% 7/19/28 (a)	2,200,000	2,503,875
Dominican Republic International Bond (Reg. S) 5.500% 1/27/25	400,000	435,125
Indonesia Government International Bond:
3.85% 10/15/30	1,500,000	1,754,531
4.20% 10/15/50	1,500,000	1,815,469
Qatar Government International Bond:
3.40% 4/16/25 (a)	580,000	638,181
3.75% 4/16/30 (a)	1,235,000	1,446,494
4.40% 4/16/50 (a)	1,185,000	1,564,200
Saudi Government International Bond:
2.90% 10/22/25 (a)	500,000	537,500
3.25% 10/22/30 (a)	500,000	549,375
4.50% 4/22/60 (a)	390,000	496,275
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $16,797,134)		18,820,844
Municipal Securities – 0.3%
	Principal Amount	Value
California Gen. Oblig. Series 2009:
7.30% 10/1/39	$ 450,000	$ 740,493
7.50% 4/1/34	100,000	164,536
Chicago Gen. Oblig. (Taxable Proj.) Series 2011-C1, 7.781% 1/1/35	90,000	107,614
Illinois Gen. Oblig. Series 2003:
4.95% 6/1/23	680,727	693,858
5.10% 6/1/33	1,670,000	1,675,411
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997 (Nat'l. Pub. Fin. Guarantee Corp. Insured) 7.425% 2/15/29	1,030,000	1,288,736
TOTAL MUNICIPAL SECURITIES (Cost $4,482,649)		4,670,648
Bank Loan Obligations – 0.1%

COMMUNICATION SERVICES – 0.1%
Wireless Telecommunication Services – 0.1%
Intelsat Jackson Holdings S.A. Term Loan B3 U.S. Prime + 4.750% 8.00% 11/27/23 (d)(f)(i)	510,000	515,666
Intelsat Jackson Holdings S.A. Term Loan B4 U.S. Prime + 5.500% 8.75% 1/2/24 (d)(f)(i)	45,000	45,579
TOTAL COMMUNICATION SERVICES		561,245
CONSUMER DISCRETIONARY – 0.0%
Hotels, Restaurants & Leisure – 0.0%
Golden Entertainment, Inc. Term Loan B 3 Month U.S. LIBOR + 3.000% 3.75% 10/21/24 (d)(f)(i)	570,000	554,325
ENERGY – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
Gavilan Resources, LLC 2nd Lien Term Loan U.S. Prime + 5.000% 10.25% 3/1/24 (d)(f)(i)	475,000	2,968
Sanchez Energy Corp. DIP New Money Term Loan 1 Month U.S. LIBOR + 10.000%, 1 Month U.S. LIBOR + 8.000% 10.00% - 12.00% 5/11/21 (d)(e)(f)(i)	71,751	0
Sanchez Energy Corp. Roll Up Term Loan 1 Month U.S. LIBOR + 5.250% 8.25% 5/11/21 (d)(e)(f)(i)	31,000	0
TOTAL ENERGY		2,968
21	Quarterly Report

Schedule of Investments (Unaudited)–continued
Bank Loan Obligations – continued
	Principal Amount	Value
INFORMATION TECHNOLOGY – 0.0%
Software – 0.0%
Ultimate Software Group, Inc. 3 Month U.S. LIBOR + 4.000% 4.75% 5/4/26 (d)(f)(i)	$ 220,000	$ 220,251
TOTAL BANK LOAN OBLIGATIONS (Cost $1,663,992)		1,338,789

Common Stocks – 0.0%
	Shares
OIL, GAS & CONSUMABLE FUELS – 0.0%
Oil & Gas Equipment & Services – 0.0%
Mesquite Energy, Inc.	1,370	21,920
Sanchez Energy Corp. (e)	1,370	21,920
		43,840
Oil & Gas Exploration & Production – 0.0%
California Resources Corp.	225	765
California Resources Corp.	632	13,790
California Resources Corp. (j)	664	13,764
Denbury, Inc. (j)	28,577	641,840
		670,159
TOTAL OIL, GAS & CONSUMABLE FUELS		713,999
TOTAL COMMON STOCKS (Cost $1,117,753)		713,999
Money Market Fund – 13.9%

Fidelity Cash Central Fund, 0.09% (k) (Cost $227,468,591)	227,424,090	227,469,574
TOTAL INVESTMENT IN SECURITIES – 101.6% (Cost $1,608,223,916)		1,668,875,929
NET OTHER ASSETS (LIABILITIES) – (1.6%)		(25,746,628)
NET ASSETS – 100.0%		$ 1,643,129,301

Legend
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $273,522,901 or 16.6% of net assets.
(b)	Non-income producing - Security is in default.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Level 3 security.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	A portion of the security sold on a delayed delivery basis.
(h)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(i)	Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.
(j)	Non-income producing.
(k)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$51,441
Amounts in the income column in the above table include any capital gain distributions from underlying funds.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these
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procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, municipal securities and U.S government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type of by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Credit Risk
The Fund may invest a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.
For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
23	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.
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